REVENUES (Details Textual) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
License and research revenue	$ 1,192,000	$ 1,710,000	$ 4,115,000	$ 5,874,000
Research Revenues			2,647,000	3,643,000
Licenses Revenue			1,468,000	2,231,000
Product sales and services	2,501,000	2,063,000	6,803,000	7,494,000
Other revenues	1,891,000	1,625,000	5,347,000	5,423,000
Undisclosed Partners [Member]
License and research revenue			$ 4,115,000